9. INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Details Narrative
Amortization expense	$ 53,274	$ 53,274	$ 106,548	$ 108,966